Cover	Dec. 27, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2024
Entity File Number	001-39334
Entity Registrant Name	Biora Therapeutics, Inc.
Entity Central Index Key	0001580063
Entity Tax Identification Number	27-3950390
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4330 La Jolla Village Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	833
Local Phone Number	727-2841
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BIOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false